Post-Employment Benefits - Summary of Pension Costs for Defined Contribution Plans and Defined Benefit Plans (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Defined Benefit Plans Expense Recognized In Income Statement [line items]
Pension cost for defined contribution plans	kr 3,035	kr 3,610	kr 3,464
Pension cost for defined benefit plans	3,262	2,895	3,179
Total	kr 6,297	kr 6,505	kr 6,643
Total pension cost expressed as a percentage of wages and salaries	8.40%	8.30%	7.80%
Sweden [member]
Disclosure of Defined Benefit Plans Expense Recognized In Income Statement [line items]
Pension cost for defined contribution plans	kr 1,189	kr 1,306	kr 1,223
Pension cost for defined benefit plans	1,659	1,624	2,013
Total	2,848	2,930	3,236
US [member]
Disclosure of Defined Benefit Plans Expense Recognized In Income Statement [line items]
Pension cost for defined contribution plans	386	500	522
Pension cost for defined benefit plans	50	79	67
Total	436	579	589
United Kingdom [member]
Disclosure of Defined Benefit Plans Expense Recognized In Income Statement [line items]
Pension cost for defined contribution plans	159	178	148
Pension cost for defined benefit plans	2	(56)	(67)
Total	161	122	81
Other Countries [member]
Disclosure of Defined Benefit Plans Expense Recognized In Income Statement [line items]
Pension cost for defined contribution plans	1,301	1,626	1,571
Pension cost for defined benefit plans	1,551	1,248	1,166
Total	kr 2,852	kr 2,874	kr 2,737